Earnings per share (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings per share
Loss available to stockholders	$ (383,253)	$ (531,850)	$ (1,271,416)	$ (851,966)
Weighted average shares outstanding - Basic and diluted (in shares)	54,362,100	54,362,100	54,362,100	53,982,796
Basic and diluted loss per share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Anti-dilutive shares underlying warrants outstanding (in shares)	0	400,000	0	400,000
Anti-dilutive shares underlying stock options outstanding (in shares)	3,590,000	2,400,000	3,590,000	2,400,000